Operating costs - Average number of employees (Details) - employee	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Average number of employees	27,650	27,775	28,420
Operating segments | North America
Disclosure of operating segments [line items]
Average number of employees	2,616	2,466	2,410
Operating segments | Europe and Turkey
Disclosure of operating segments [line items]
Average number of employees	3,267	3,350	3,609
Operating segments | Africa
Disclosure of operating segments [line items]
Average number of employees	4,016	4,003	4,338
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Average number of employees	1,505	1,549	1,610
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Average number of employees	6,474	6,559	7,038
Operating segments | SC&P
Disclosure of operating segments [line items]
Average number of employees	5,085	4,908	4,919
Corporate and other
Disclosure of operating segments [line items]
Average number of employees	4,687	4,940	4,496